Subsequent Events (Details Textual)		1 Months Ended							2 Months Ended	9 Months Ended		12 Months Ended
	Feb. 10, 2015 USD ($) shares	May 05, 2016 USD ($) $ / shares shares	May 02, 2016 USD ($) $ / shares shares	Apr. 30, 2016 USD ($) $ / shares shares	Apr. 28, 2016 USD ($) shares	Apr. 28, 2016 CAD CAD / shares shares	Apr. 22, 2016 USD ($)	Aug. 19, 2015 USD ($)	Aug. 31, 2015 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Jan. 01, 2017 USD ($)	Sep. 05, 2016 USD ($)	May 06, 2016 $ / shares shares	Jan. 20, 2016 $ / shares	Jun. 30, 2014 $ / shares shares
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 5,200,000
Payments for Fees							$ 2,000,000
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.0001		$ 0.0001					$ 0.0001
Common Stock, Shares, Outstanding | shares										22,446,481		14,259,681					7,901,426
Operating Leases Monthly Base Rent Initial Year												$ 2,900
Proceeds from Convertible Debt										$ 5,175,000	$ 0
Operating Leases, Rent Expense												$ 112,000
Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Description												The principal and accrued interest under the notes will automatically convert into a number of shares of such equity securities of the Company sold in such financing equal to 120% of the principal and accrued interest under such note divided by the lesser of (i) the lowest price paid by an investor in such financing or (ii) $4.63.
Debt Instrument, Convertible, Conversion Price | $ / shares																$ 0.65
Convertible Notes Equal To Percentage Of Common Stock										120.00%
Debt Conversion, Original Debt, Amount	$ 4,125,000
Debt Conversion, Converted Instrument, Shares Issued | shares	7,879,096
Joseph Gunnar Co [Member]
Subsequent Event [Line Items]
Class Of Warrant Or Right Exercisable Period			5 years
Placement Agent [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Class Of Warrant Or Right Exercisable Period		5 years
Debt Conversion, Converted Instrument, Shares Issued | shares		270,772
Minimum [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt										$ 5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock			$ 6,700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 0.64
Common Stock, Shares, Outstanding | shares															44,863,179
Class of Warrant or Right, Outstanding | shares															30,286,385
Non Refundable Retainer Fee									$ 20,000
Private Placement Warrant Term									5 years
Percentage Of Amount Paid To Placement Agent Based On Notes Sold									8.00%
Percentage Of Warrants To Purchase Shares Of Common Stock Equal To Gross Proceeds Of Notes									8.00%
Percentage Of Warrants Exercise Price Equal To Equity Securities Sold									100.00%
Operating Leases Monthly Base Rent Initial Year								$ 8,500
Lessee Leasing Arrangements, Operating Leases, Term of Contract								37 months
Operating Leases, Rent Expense								$ 318,000
Subsequent Event [Member] | If Converted within First Six Months [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate During Period									8.00%
Subsequent Event [Member] | If Not Converted within First Six Months [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate During Period									12.00%
Subsequent Event [Member] | If Not Registered, Shares of Common Stock Underlying Notes by Expiration of First Six Month Period [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate During Period									14.00%
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Share Price | $ / shares		$ 0.40
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 4.63
Debt Instrument, Face Amount									$ 5,200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		3,666,698
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.50
Debt Conversion, Converted Instrument, Shares Issued | shares		3,666,698
Debt Instrument Extension Period									6 months
Debt Instrument, Maturity Date									Jan. 22, 2017
Debt Instrument, Interest Rate, Increase (Decrease)									2.00%
Debt Instrument, Interest Rate During Period									120.00%
Debt Instrument Maturity Date Two									Feb. 11, 2017
Debt Instrument Maturity Date Three									Feb. 28, 2017
Debt Instrument Maturity Period 1									18 months
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Class Of Warrant Or Right Warrants Exercised | shares			2,049,250
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			1,312,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.50
Class Of Warrant Or Righst Exercisable Term			5 years
Public Offering Warrants To Be Placement Agents, Percentage			7.00%
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares			2,812,500
Subsequent Event [Member] | Option on Securities [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares			2,812,500
Subsequent Event [Member] | License And Supply Agreement [Member]
Subsequent Event [Line Items]
Number of Shares Purchased | shares					12,245,411	12,245,411
Value of Shares Purchased					$ 2,000,000	CAD 2,534,800
License and supply agreement, Description				Pursuant to the agreement, Aytu will pay Acerus a supply price per unit of the greater of 115% of Acerus’ cost of goods sold for Natesto, not to exceed a fixed ceiling price and (ii) 10% of the net selling price for the first year of the agreement that increases to 16% in the second and 25% in the third year of the agreement and remains constant after that. Upon the expiration or invalidation of the last-to-expire (or be invalidated) Acerus patent covered by the agreement, the supply price will be reduced to an amount equal to the sum of (A) 115% of Acerus’ cost of goods sold (but not to exceed the fixed ceiling price) and (B) 50% of the difference between the supply price and 115% of Acerus’ cost of goods sold (but not to exceed the fixed ceiling price); provided that the supply price will not be reduced to an amount lower than 115% of Acerus’ cost of goods sold (but no to exceed the fixed ceiling price).	Pursuant to the agreement, Aytu will pay Acerus a supply price per unit of the greater of 115% of Acerus cost of goods sold for Natesto, not to exceed a fixed ceiling price and (ii) 10% of the net selling price for the first year of the agreement that increases to 16% in the second year and 25% in the third year of the agreement and remains constant after that. Upon the expiration or invalidation of the last-to-expire (or be invalidated) Acerus patent covered by the agreement, the supply price will be reduced to an amount equal to the sum of (A) 115% of Acerus cost of goods sold (but not to exceed the fixed ceiling price) and (B) 50% of the difference between the supply price and 115% of Acerus cost of goods sold (but not to exceed the fixed ceiling price); provided that the supply price will not be reduced to an amount lower than 115% of Acerus cost of goods sold (but no to exceed the fixed ceiling price).	Pursuant to the agreement, Aytu will pay Acerus a supply price per unit of the greater of 115% of Acerus cost of goods sold for Natesto, not to exceed a fixed ceiling price and (ii) 10% of the net selling price for the first year of the agreement that increases to 16% in the second year and 25% in the third year of the agreement and remains constant after that. Upon the expiration or invalidation of the last-to-expire (or be invalidated) Acerus patent covered by the agreement, the supply price will be reduced to an amount equal to the sum of (A) 115% of Acerus cost of goods sold (but not to exceed the fixed ceiling price) and (B) 50% of the difference between the supply price and 115% of Acerus cost of goods sold (but not to exceed the fixed ceiling price); provided that the supply price will not be reduced to an amount lower than 115% of Acerus cost of goods sold (but no to exceed the fixed ceiling price).
Shares Purchased, Price Per Share | CAD / shares						CAD 0.207
Subsequent Event [Member] | License And Supply Agreement [Member] | Second Upfront [Member]
Subsequent Event [Line Items]
Accrued Additional Upfront Fees														$ 2,000,000
Subsequent Event [Member] | License And Supply Agreement [Member] | Third Upfront [Member]
Subsequent Event [Line Items]
Accrued Additional Upfront Fees													$ 4,000,000
Subsequent Event [Member] | License And Supply Agreement [Member] | First Milestone [Member]
Subsequent Event [Line Items]
One Time Non-Refundable Payments				$ 2,500,000
Sales Revenue Target				25,000,000
Subsequent Event [Member] | License And Supply Agreement [Member] | Second Milestone [Member]
Subsequent Event [Line Items]
One Time Non-Refundable Payments				5,000,000
Sales Revenue Target				50,000,000
Subsequent Event [Member] | License And Supply Agreement [Member] | Third Milestone [Member]
Subsequent Event [Line Items]
One Time Non-Refundable Payments				7,500,000
Sales Revenue Target				75,000,000
Subsequent Event [Member] | License And Supply Agreement [Member] | Forth Milestone [Member]
Subsequent Event [Line Items]
One Time Non-Refundable Payments				10,000,000
Sales Revenue Target				100,000,000
Subsequent Event [Member] | License And Supply Agreement [Member] | Fifth Milestone [Member]
Subsequent Event [Line Items]
One Time Non-Refundable Payments				12,500,000
Sales Revenue Target				$ 125,000,000
Subsequent Event [Member] | Joseph Gunnar Co [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares			18,750,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			18,750,000
Shares Issued, Price Per Share | $ / shares			$ 0.40
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.50
Subsequent Event [Member] | Placement Agent [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.40
Debt Conversion, Converted Instrument, Shares Issued | shares		270,772
Subsequent Event [Member] | Principal Amount [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Original Debt, Amount		$ 1,050,000
Subsequent Event [Member] | Accrued Interest [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Original Debt, Amount		$ 78,000
Subsequent Event [Member] | Maximum [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Convertible Notes Equal To Percentage Of Common Stock		130.00%
Subsequent Event [Member] | Minimum [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt									$ 5,000,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares				100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 0.56